Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

(F) Fair Value of Financial Instruments

The fair value of our senior notes has been estimated based upon our current incremental borrowing rates for similar types of borrowing arrangements. The fair value of our Senior Notes at March 31, 2016 is as follows:

Fair Value
(dollars in thousands)
Series 2005A Tranche C	$ 60,271
Series 2007A Tranche B	8,367
Series 2007A Tranche C	25,742
Series 2007A Tranche D	40,555

The estimated fair value of our long-term debt was based on quoted prices of similar debt instruments with similar terms that are publicly traded (level 2 input). The carrying values of cash and cash equivalents, accounts and notes receivable, accounts payable and accrued liabilities approximate their fair values at March 31, 2016 due to the short-term maturities of these assets and liabilities. The fair value of our Credit Facility also approximates its carrying value at March 31, 2016.